CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares
Restricted cash	¥ 404,689,250	$ 58,674,426	¥ 407,276,342
Allowance for doubtful accounts of accounts receivable and contract assets	21,875,166	3,171,601	25,867,957	$ 3,750,501
Loan receivable from Xiaoying Housing Loans, net	3,810,393,225	552,455,087	2,484,072,931
Prepaid expenses and other current assets	71,082,341	10,305,971	213,127,478
Payable to investors at fair value	141,288,810	20,484,952	462,714,400
Payable to investors and institutional funding partners at amortized cost	2,627,910,203	381,011,164	1,487,378,613
Guarantee liabilities		0		$ 0
Financial guarantee derivative	107,890,394	15,642,637	565,953,269
Short-term borrowings	70,208,800	10,179,319	166,500,000
Accrued payroll and welfare	63,681,358	9,232,929	44,605,137
Other taxes payable	255,690,734	37,071,671	219,545,929
Income taxes payable	270,088,963	39,159,219	117,148,450
Accrued expenses and other current liabilities	476,034,533	69,018,520	268,966,550
Other non-current liabilities	¥ 51,193,049	$ 7,422,294	¥ 12,019,348
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized (in shares) | shares	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued (in shares) | shares	329,117,943	329,117,943	329,117,943	329,117,943
Common shares, shares outstanding (in shares) | shares	287,918,569	287,918,569	329,117,943	329,117,943
Treasury stock, shares | shares	41,199,374	41,199,374	0	0
Consolidated Trusts and Partnerships
Restricted cash	¥ 398,439,250		¥ 212,812,257
Allowance for doubtful accounts of accounts receivable and contract assets	37,262,868		8,335,518
Loans at fair value	120,279,612		389,679,352
Prepaid expenses and other current assets	5,073,797		7,889,836
Consolidated Trusts and Partnerships | Xiaoying Credit Loans and Revolving Loans [Member]
Loan receivable from Xiaoying Housing Loans, net	2,771,927,123		1,622,699,799
Consolidated Variable Interest Entities, Trusts and Partnerships
Payable to investors at fair value	141,288,810		462,714,400
Payable to investors and institutional funding partners at amortized cost	2,627,910,203		1,466,068,260
Financial guarantee derivative	107,890,394		565,953,269
Short-term borrowings	20,000,000		0
Accrued payroll and welfare	12,047,490		8,959,248
Other taxes payable	123,105,603		100,333,129
Income taxes payable	1,870,729		8,189,833
Accrued expenses and other current liabilities	102,148,275		85,485,440
Other non-current liabilities	¥ 1,937,009		¥ 0